BANKNORTH FUNDS

                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7010

                                      December 3, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: BANKNORTH FUNDS (the "Trust")
            Banknorth Large Cap Core Fund
            Banknorth Small/Mid Cap Core Fund
            Banknorth Intermediate Bond Fund
            Banknorth Vermont Municipal Bond Fund
           1933 Act File No. 333-41562
           1940 Act File No. 811-10021

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 30, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 5 on December 1, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Assistant Secretary